Goodwill - Schedule Of Goodwill (Detail) - 12 months ended Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Goodwill [Line Items]
Beginning balance	¥ 0
Acquisition	136,250
Ending balance	¥ 136,250	$ 18,666